Provision for de-characterization of dam structures and asset retirement obligations (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Losses in relation to the operational stoppage	$ 8	$ 10	$ 17	$ 20